Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt	Debt
PPP Loan
In August 2020, the Company received loan proceeds of $5.1 million from a financial institution pursuant to the Paycheck Protection Program (the “PPP Loan”) as administered by the U.S. Small Business Administration (the “SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account its then current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, was dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its adherence to the forgiveness criteria.
In August 2021, the Company applied for forgiveness of $3.5 million of the PPP Loan, and in September 2021, the SBA approved the Company’s loan forgiveness application in the amount of $3.5 million. The term of the PPP Loan is five years with a maturity date of August 2025 and contains a fixed annual interest rate of 1.00% Principal and interest payments began in November 2021. As of December 31, 2022, the outstanding principal balance was $1.2 million.
Blue Torch Financing and Warrant Agreement
On August 9, 2022, the Legacy Wag! entered into a financing agreement and warrant agreement with Blue Torch Finance, LLC (together with its affiliated funds and any other parties providing a commitment thereunder, including any additional lenders, agents, arrangers or other parties joined thereto after the date thereof, collectively, the “Debt Financing Sources”), pursuant to which, among other things, the Debt Financing Sources agreed to extend an approximately $32.17 million senior secured term loan credit facility (the “Credit Facility”). Legacy Wag! is the primary borrower under the Credit Facility, the Company is a parent guarantor and substantially all of the
Company’s existing and future subsidiaries are subsidiary guarantors. The Credit Facility is secured by a first priority security interest in substantially all assets of the Company and the guarantors.
The Credit Facility bears interest at a floating rate of interest equal to, at Legacy Wag’s option, Secured Overnight Financing Rate ("SOFR") plus 10.00% per annum or the reference rate plus 9.00% per annum, with the reference rate defined as the greatest of:
•2.00% per annum;
•the federal funds effective rate plus 0.50% per annum;
•one-month SOFR plus 1.00% per annum; and
•the prime rate announced by the Wall Street Journal from time to time.
SOFR will be subject to a floor of 1.00% per annum, and the reference rate will be subject to a floor of 2.00% per annum. Interest will be payable in arrears at the end of each SOFR interest period (but at least every three months) for SOFR borrowings and quarterly in arrears for reference rate borrowings.
The Credit Facility matures in three years after the Closing Date, and will be subject to quarterly amortization payments of principal, in an aggregate amount equal to 2.00% of the principal amount of the Credit Facility in the first year after closing, 3.00% of the principal amount of the Credit Facility in the second year after closing and 5.00% of the principal amount of the Credit Facility in the third year after closing. The remaining outstanding principal balance of the Credit Facility will be due and payable in full on the maturity date. In addition to scheduled amortization payments, the Credit Facility contains customary mandatory prepayment provisions that require principal prepayments of the Credit Facility upon certain triggering events, including receipt of asset sale proceeds outside of the ordinary course of business, receipt of certain insurance proceeds and receipt of proceeds of non-permitted debt. The Credit Facility may also be voluntarily prepaid at any time, subject to the payment of a prepayment premium. The prepayment premium is payable for voluntary payments and certain mandatory prepayments, and is equal to an interest make-whole payment plus 3.00% of the principal amount of such prepayment in the first year after closing, 2.00% of the principal amount of such prepayment in the second year after closing, and 0% thereafter. No interest make-whole payment is due after the first year.
The Credit Facility contains customary representations and warranties, affirmative covenants, financial reporting requirements, negative covenants and events of default. The negative covenants included in the Financing Agreement impose restrictions on the ability of Legacy Wag, the guarantors and their subsidiaries to incur indebtedness, grant liens, make investments, make acquisitions, declare and pay restricted payments, prepay junior or subordinated debt, sell assets and enter into transactions with affiliates, in each case, subject to certain customary exceptions.
Legacy Wag’s obligations under the Blue Torch Financing Agreement are guaranteed by certain of its subsidiaries meeting materiality thresholds set forth in the Blue Torch Financing Agreement (the "Financing Agreement"). Such obligations, including the guarantees, are secured by substantially all of the personal property of the Company and its subsidiary guarantors, including pursuant to a Security Agreement entered into on August 9, 2022. The Blue Torch Financing Agreement establishes the following financial covenants: (i) Legacy Wag's trailing annual aggregate revenue shall exceed certain thresholds as of the end of each monthly computation period as defined therein; and (ii) Liquidity shall not be less than $5 million at any time. Legacy Wag! was in compliance with all covenants as of December 31, 2022. The facility was fully drawn upon as of December 31, 2022. The Company has incurred $0.6 million in interest expense as of December 31, 2022 at an annual interest rate of 12.95%. As of December 31, 2022, the outstanding principal balance was $26.2 million, net of discount of $7.0 million.
On the closing of the Credit Facility, Legacy Wag! also entered into the Lender Warrant Agreement with Vstock Transfer, LLC as warrant agent, pursuant to which affiliates of Blue Torch Capital LP (“Blue Torch”) received 1,896,177 warrants to acquire common stock of the Company, par value $0.0001 per share (“Common Stock”), for $11.50 per whole share (such warrants, the “Lender Warrants”). The Lender Warrants were issued pursuant to the SPAC Warrant Agreement (as defined in the Business Combination Agreement) and are subject to the terms and conditions thereof, as modified (whether reflected in the terms of the Lender Warrants issued on the Merger Date, or in an amendment to or exchange for the Lender Warrants consummated after the Merger Date) to provide that (i) the exercise period of the Lender Warrants will terminate on the earliest to occur of (x) the date that is ten years after completion of the Business Combination, (y) liquidation of the Company, and (z) redemption of the Lender Warrants as provided in the SPAC Warrant Agreement (the “Lender Warrant Expiration Date”), (ii) Blue Torch has the ability to net exercise the Lender Warrants (based on the fair value of the stock at the time of net exercise, fair value being equal to the public trading price at the time of exercise) on a cashless basis, (iii) Blue Torch received the benefit of certain customary representations and warranties from the Company, and (iv) the Lender Warrants are not required to be registered under the Securities Act.
We classify the Lender Warrants as equity on our consolidated balance sheet as of December 31, 2022. As the Warrants are classified as equity instruments, the Company will not remeasure the Warrants each accounting period. The Company estimated the fair value of warrants exercisable for common stock using the Black-Scholes option valuation model. The Black-Scholes option valuation model inputs are based on the estimated fair value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, the risk-free interest rates, the expected dividends, and the expected volatility of the price of the Company’s underlying stock. These estimates, especially the expected volatility, are highly judgmental and could differ materially in the future.

	Carry Value as of December 31, 2022 (in thousands)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
Lender Warrants	$6,104	$11.50	—%	33.00%	2.97%	10
As the Lender Warrants are not liability classified instruments, the proceeds were allocated based on the relative fair values of the financial instruments issued as a whole.
Future minimum payments of the principal on the Company’s outstanding obligations as of December 31, 2022 were as follows (in thousands):

Amounts
2023	$1,264
2024	1,751
2025	30,227
Total principal amount	$33,242
Letters of Credit
As of December 31, 2022 and 2021, the Company had letters of credit outstanding of $0 and $0.8 million included in other assets on the Company’s consolidated balance sheet, respectively.